Unaudited Interim Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 0	$ 385,846	$ (364,543)	$ 21,303
Balance (in shares) at Dec. 31, 2018	166,636
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 11)	$ 0	18,712	0	18,712
Issuance of common stock and warrants (in shares)	977,093
Related parties liabilities released	$ 0	96	0	96
Stock based compensation	$ 0	964	0	964
Stock based compensation (in shares)	9,000
Net loss	$ 0	0	(15,543)	(15,543)
Balance at Jun. 30, 2019	$ 0	405,618	(380,086)	25,532
Balance (in shares) at Jun. 30, 2019	1,152,729
Balance at Dec. 31, 2019	$ 0	406,099	(376,241)	29,858
Balance (in shares) at Dec. 31, 2019	1,681,253
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 11)	$ 3	47,202	0	47,205
Issuance of common stock and warrants (in shares)	28,181,061
Stock based compensation	$ 0	589	0	589
Stock based compensation (in shares)	156,243
Net loss	$ 0	0	(19,629)	(19,629)
Balance at Jun. 30, 2020	$ 3	$ 453,890	$ (395,870)	$ 58,023
Balance (in shares) at Jun. 30, 2020	30,018,557